Income Tax Expenses (Benefits) (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred components of income taxes
	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses (benefits)	498	247	(364)
Deferred tax expenses	-	-	-
Total income tax expenses	498	247	(364)

Schedule of deferred tax assets and liabilities
	As of March 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Impairment on receivables	2,358	2,217
Inventories	1,542	2,832
Deferred revenue	544	1,062
Accrued expenses and employee benefits	1,247	1,151
Equity method investment and others	477	1,370
Net operating loss carry forwards	14,551	15,467
Total gross deferred tax assets	20,719	24,099
Less: valuation allowances	(17,963)	(20,972)
Total deferred tax assets, net of valuation allowance	2,756	3,127
Prepaid expenses and other current assets	(415)	(980)
Unrealized foreign exchange difference and others	(2,341)	(2,147)
Deferred tax assets, net	-	-

Schedule of statutory income tax rate to income before taxes
	Year ended March 31,
	2019	2020	2021
	%	%	%
Statutory rate in PRC	25	25	25
Effect of preferential tax treatment	2	(3)	(2)
Effect of different tax jurisdiction	4	-	(6)
Effect of permanence differences	(3)	(6)	(1)
Research and development super-deduction	10	5	5
Changes in valuation allowance	(42)	(21)	(21)
Under provision in prior year	-	(1)	2
Total income tax provision	(4)	(1)	2